Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 31, 2020
Document Effective Date	Feb. 01, 2020
Prospectus Date	Feb. 01, 2020
MassMutual Select Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MPTRX
MassMutual Select Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	MSPZX
MassMutual Select Total Return Bond Fund | Class R3
Prospectus:
Trading Symbol	MSPNX
MassMutual Select Total Return Bond Fund | Class R4
Prospectus:
Trading Symbol	MSPGX
MassMutual Select Total Return Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSPLX
MassMutual Select Total Return Bond Fund | Service Class
Prospectus:
Trading Symbol	MSPHX
MassMutual Select Total Return Bond Fund | Class R5
Prospectus:
Trading Symbol	MSPSX
MassMutual Select Strategic Bond Fund | Class R4
Prospectus:
Trading Symbol	MSBRX
MassMutual Select Strategic Bond Fund | Class I
Prospectus:
Trading Symbol	MSBZX
MassMutual Select Strategic Bond Fund | Service Class
Prospectus:
Trading Symbol	MBSYX
MassMutual Select Strategic Bond Fund | Class R5
Prospectus:
Trading Symbol	MBSSX
MassMutual Select Strategic Bond Fund | Class R3
Prospectus:
Trading Symbol	MSBNX
MassMutual Select Strategic Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSBLX
MassMutual Select Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	MSBAX
MassMutual Select BlackRock Global Allocation Fund | Class R3
Prospectus:
Trading Symbol	MGJRX
MassMutual Select BlackRock Global Allocation Fund | Class R4
Prospectus:
Trading Symbol	MGJFX
MassMutual Select BlackRock Global Allocation Fund | Class I
Prospectus:
Trading Symbol	MGJIX
MassMutual Select BlackRock Global Allocation Fund | Service Class
Prospectus:
Trading Symbol	MGSYX
MassMutual Select BlackRock Global Allocation Fund | Class A
Prospectus:
Trading Symbol	MGJAX
MassMutual Select BlackRock Global Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MGSLX
MassMutual Select BlackRock Global Allocation Fund | Class R5
Prospectus:
Trading Symbol	MGSSX
MassMutual Select Diversified Value Fund | Class R4
Prospectus:
Trading Symbol	MDDRX
MassMutual Select Diversified Value Fund | Class I
Prospectus:
Trading Symbol	MDDIX
MassMutual Select Diversified Value Fund | Service Class
Prospectus:
Trading Symbol	MDVYX
MassMutual Select Diversified Value Fund | Class R5
Prospectus:
Trading Symbol	MDVSX
MassMutual Select Diversified Value Fund | Class R3
Prospectus:
Trading Symbol	MDVNX
MassMutual Select Diversified Value Fund | Administrative Class
Prospectus:
Trading Symbol	MDDLX
MassMutual Select Diversified Value Fund | Class A
Prospectus:
Trading Symbol	MDDAX
MassMutual Select Fundamental Value Fund | Class R4
Prospectus:
Trading Symbol	MFUFX
MassMutual Select Fundamental Value Fund | Class I
Prospectus:
Trading Symbol	MFUZX
MassMutual Select Fundamental Value Fund | Service Class
Prospectus:
Trading Symbol	MFUYX
MassMutual Select Fundamental Value Fund | Class R5
Prospectus:
Trading Symbol	MVUSX
MassMutual Select Fundamental Value Fund | Class R3
Prospectus:
Trading Symbol	MFUNX
MassMutual Select Fundamental Value Fund | Administrative Class
Prospectus:
Trading Symbol	MFULX
MassMutual Select Fundamental Value Fund | Class A
Prospectus:
Trading Symbol	MFUAX
MM S&P 500® Index Fund | Class A
Prospectus:
Trading Symbol	MMFFX
MM S&P 500® Index Fund | Class I
Prospectus:
Trading Symbol	MMIZX
MM S&P 500® Index Fund | Class R5
Prospectus:
Trading Symbol	MIEZX
MM S&P 500® Index Fund | Administrative Class
Prospectus:
Trading Symbol	MIEYX
MM S&P 500® Index Fund | Service Class
Prospectus:
Trading Symbol	MMIEX
MM S&P 500® Index Fund | Class R3
Prospectus:
Trading Symbol	MMINX
MM S&P 500® Index Fund | Class R4
Prospectus:
Trading Symbol	MIEAX
MassMutual Select Equity Opportunities Fund | Class R4
Prospectus:
Trading Symbol	MFVFX
MassMutual Select Equity Opportunities Fund | Class I
Prospectus:
Trading Symbol	MFVZX
MassMutual Select Equity Opportunities Fund | Service Class
Prospectus:
Trading Symbol	MMFYX
MassMutual Select Equity Opportunities Fund | Class R5
Prospectus:
Trading Symbol	MFVSX
MassMutual Select Equity Opportunities Fund | Class R3
Prospectus:
Trading Symbol	MFVNX
MassMutual Select Equity Opportunities Fund | Administrative Class
Prospectus:
Trading Symbol	MMFVX
MassMutual Select Equity Opportunities Fund | Class A
Prospectus:
Trading Symbol	MFVAX
MassMutual Select Fundamental Growth Fund | Class I
Prospectus:
Trading Symbol	MOTZX
MassMutual Select Fundamental Growth Fund | Class R4
Prospectus:
Trading Symbol	MFGFX
MassMutual Select Fundamental Growth Fund | Service Class
Prospectus:
Trading Symbol	MOTYX
MassMutual Select Fundamental Growth Fund | Class R5
Prospectus:
Trading Symbol	MOTCX
MassMutual Select Fundamental Growth Fund | Class R3
Prospectus:
Trading Symbol	MOTNX
MassMutual Select Fundamental Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MOTLX
MassMutual Select Fundamental Growth Fund | Class A
Prospectus:
Trading Symbol	MOTAX
MassMutual Select Blue Chip Growth Fund | Class R4
Prospectus:
Trading Symbol	MBGFX
MassMutual Select Blue Chip Growth Fund | Class I
Prospectus:
Trading Symbol	MBCZX
MassMutual Select Blue Chip Growth Fund | Service Class
Prospectus:
Trading Symbol	MBCYX
MassMutual Select Blue Chip Growth Fund | Class R5
Prospectus:
Trading Symbol	MBCSX
MassMutual Select Blue Chip Growth Fund | Class R3
Prospectus:
Trading Symbol	MBCNX
MassMutual Select Blue Chip Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MBCLX
MassMutual Select Blue Chip Growth Fund | Class A
Prospectus:
Trading Symbol	MBCGX
MassMutual Select Growth Opportunities Fund | Class R4
Prospectus:
Trading Symbol	MMGFX
MassMutual Select Growth Opportunities Fund | Class I
Prospectus:
Trading Symbol	MMAZX
MassMutual Select Growth Opportunities Fund | Service Class
Prospectus:
Trading Symbol	MAGYX
MassMutual Select Growth Opportunities Fund | Class R5
Prospectus:
Trading Symbol	MGRSX
MassMutual Select Growth Opportunities Fund | Class R3
Prospectus:
Trading Symbol	MMANX
MassMutual Select Growth Opportunities Fund | Administrative Class
Prospectus:
Trading Symbol	MAGLX
MassMutual Select Growth Opportunities Fund | Class A
Prospectus:
Trading Symbol	MMAAX
MassMutual Select Mid-Cap Value Fund | Class R4
Prospectus:
Trading Symbol	MLUFX
MassMutual Select Mid-Cap Value Fund | Class I
Prospectus:
Trading Symbol	MLUZX
MassMutual Select Mid-Cap Value Fund | Service Class
Prospectus:
Trading Symbol	MLUYX
MassMutual Select Mid-Cap Value Fund | Class R5
Prospectus:
Trading Symbol	MLUSX
MassMutual Select Mid-Cap Value Fund | Class R3
Prospectus:
Trading Symbol	MLUNX
MassMutual Select Mid-Cap Value Fund | Administrative Class
Prospectus:
Trading Symbol	MLULX
MassMutual Select Mid-Cap Value Fund | Class A
Prospectus:
Trading Symbol	MLUAX
MassMutual Select Small Cap Value Equity Fund | Class R3
Prospectus:
Trading Symbol	MMQTX
MassMutual Select Small Cap Value Equity Fund | Class R4
Prospectus:
Trading Symbol	MMQFX
MassMutual Select Small Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	MMQIX
MassMutual Select Small Cap Value Equity Fund | Class R5
Prospectus:
Trading Symbol	MMQSX
MassMutual Select Small Cap Value Equity Fund | Administrative Class
Prospectus:
Trading Symbol	MMQLX
MassMutual Select Small Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	MMQAX
MassMutual Select Small Cap Value Equity Fund | Service Class
Prospectus:
Trading Symbol	MMQYX
MassMutual Select Small Company Value Fund | Class R4
Prospectus:
Trading Symbol	MMVFX
MassMutual Select Small Company Value Fund | Class I
Prospectus:
Trading Symbol	MSVZX
MassMutual Select Small Company Value Fund | Service Class
Prospectus:
Trading Symbol	MMVYX
MassMutual Select Small Company Value Fund | Class R5
Prospectus:
Trading Symbol	MSVSX
MassMutual Select Small Company Value Fund | Class R3
Prospectus:
Trading Symbol	MSVNX
MassMutual Select Small Company Value Fund | Administrative Class
Prospectus:
Trading Symbol	MMYLX
MassMutual Select Small Company Value Fund | Class A
Prospectus:
Trading Symbol	MMYAX
MM S&P® Mid Cap Index Fund | Class R3
Prospectus:
Trading Symbol	MDKTX
MM S&P® Mid Cap Index Fund | Class R4
Prospectus:
Trading Symbol	MDKFX
MM S&P® Mid Cap Index Fund | Class R5
Prospectus:
Trading Symbol	MDKIX
MM S&P® Mid Cap Index Fund | Class I
Prospectus:
Trading Symbol	MDKZX
MM S&P® Mid Cap Index Fund | Class A
Prospectus:
Trading Symbol	MDKAX
MM S&P® Mid Cap Index Fund | Administrative Class
Prospectus:
Trading Symbol	MDKYX
MM S&P® Mid Cap Index Fund | Service Class
Prospectus:
Trading Symbol	MDKSX
MM Russell 2000® Small Cap Index Fund | Class R3
Prospectus:
Trading Symbol	MCJTX
MM Russell 2000® Small Cap Index Fund | Class R4
Prospectus:
Trading Symbol	MCJFX
MM Russell 2000® Small Cap Index Fund | Administrative Class
Prospectus:
Trading Symbol	MCJYX
MM Russell 2000® Small Cap Index Fund | Service Class
Prospectus:
Trading Symbol	MCJSX
MM Russell 2000® Small Cap Index Fund | Class R5
Prospectus:
Trading Symbol	MCJIX
MM Russell 2000® Small Cap Index Fund | Class I
Prospectus:
Trading Symbol	MCJZX
MM Russell 2000® Small Cap Index Fund | Class A
Prospectus:
Trading Symbol	MCJAX
MassMutual Select Mid Cap Growth Fund | Class R4
Prospectus:
Trading Symbol	MEFFX
MassMutual Select Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	MEFZX
MassMutual Select Mid Cap Growth Fund | Service Class
Prospectus:
Trading Symbol	MEFYX
MassMutual Select Mid Cap Growth Fund | Class R5
Prospectus:
Trading Symbol	MGRFX
MassMutual Select Mid Cap Growth Fund | Class R3
Prospectus:
Trading Symbol	MEFNX
MassMutual Select Mid Cap Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MMELX
MassMutual Select Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	MEFAX
MassMutual Select Small Cap Growth Equity Fund | Class R4
Prospectus:
Trading Symbol	MSERX
MassMutual Select Small Cap Growth Equity Fund | Class I
Prospectus:
Trading Symbol	MSGZX
MassMutual Select Small Cap Growth Equity Fund | Service Class
Prospectus:
Trading Symbol	MSCYX
MassMutual Select Small Cap Growth Equity Fund | Class R5
Prospectus:
Trading Symbol	MSGSX
MassMutual Select Small Cap Growth Equity Fund | Class R3
Prospectus:
Trading Symbol	MSGNX
MassMutual Select Small Cap Growth Equity Fund | Administrative Class
Prospectus:
Trading Symbol	MSGLX
MassMutual Select Small Cap Growth Equity Fund | Class A
Prospectus:
Trading Symbol	MMGEX
MM MSCI EAFE® International Index Fund | Class R3
Prospectus:
Trading Symbol	MKRTX
MM MSCI EAFE® International Index Fund | Class R4
Prospectus:
Trading Symbol	MKRFX
MM MSCI EAFE® International Index Fund | Class R5
Prospectus:
Trading Symbol	MKRIX
MM MSCI EAFE® International Index Fund | Class I
Prospectus:
Trading Symbol	MKRZX
MM MSCI EAFE® International Index Fund | Class A
Prospectus:
Trading Symbol	MKRAX
MM MSCI EAFE® International Index Fund | Administrative Class
Prospectus:
Trading Symbol	MKRYX
MM MSCI EAFE® International Index Fund | Service Class
Prospectus:
Trading Symbol	MKRSX
MassMutual Select Overseas Fund | Class R4
Prospectus:
Trading Symbol	MOSFX
MassMutual Select Overseas Fund | Class I
Prospectus:
Trading Symbol	MOSZX
MassMutual Select Overseas Fund | Service Class
Prospectus:
Trading Symbol	MOSYX
MassMutual Select Overseas Fund | Class R5
Prospectus:
Trading Symbol	MOSSX
MassMutual Select Overseas Fund | Class R3
Prospectus:
Trading Symbol	MOSNX
MassMutual Select Overseas Fund | Administrative Class
Prospectus:
Trading Symbol	MOSLX
MassMutual Select Overseas Fund | Class A
Prospectus:
Trading Symbol	MOSAX
MassMutual Select T. Rowe Price International Equity Fund | Class I
Prospectus:
Trading Symbol	MMIUX
MassMutual Select 20/80 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MRCVX
MassMutual Select 20/80 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MRCZX
MassMutual Select 20/80 Allocation Fund | Class I
Prospectus:
Trading Symbol	MRCUX
MassMutual Select 20/80 Allocation Fund | Class A
Prospectus:
Trading Symbol	MCTAX
MassMutual Select 20/80 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRCLX
MassMutual Select 20/80 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MRCYX
MassMutual Select 20/80 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MRCSX
MassMutual Select 40/60 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MRMTX
MassMutual Select 40/60 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MRMZX
MassMutual Select 40/60 Allocation Fund | Class I
Prospectus:
Trading Symbol	MRMUX
MassMutual Select 40/60 Allocation Fund | Class A
Prospectus:
Trading Symbol	MRMAX
MassMutual Select 40/60 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRMLX
MassMutual Select 40/60 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MRMYX
MassMutual Select 40/60 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MROSX
MassMutual Select 60/40 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MROTX
MassMutual Select 60/40 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MROZX
MassMutual Select 60/40 Allocation Fund | Class I
Prospectus:
Trading Symbol	MROUX
MassMutual Select 60/40 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MRSSX
MassMutual Select 60/40 Allocation Fund | Class A
Prospectus:
Trading Symbol	MOGAX
MassMutual Select 60/40 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRSLX
MassMutual Select 60/40 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MROYX
MassMutual Select 80/20 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MRGVX
MassMutual Select 80/20 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MRGZX
MassMutual Select 80/20 Allocation Fund | Class I
Prospectus:
Trading Symbol	MRGUX
MassMutual Select 80/20 Allocation Fund | Class A
Prospectus:
Trading Symbol	MRRAX
MassMutual Select 80/20 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRGLX
MassMutual Select 80/20 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MRGYX
MassMutual Select 80/20 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MRRSX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Class R4
Prospectus:
Trading Symbol	MDRZX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Class R5
Prospectus:
Trading Symbol	MDRTX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Class I
Prospectus:
Trading Symbol	MDRVX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Administrative Class
Prospectus:
Trading Symbol	MDRYX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Service Class
Prospectus:
Trading Symbol	MDRSX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Class R3
Prospectus:
Trading Symbol	MDRNX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Class A
Prospectus:
Trading Symbol	MRDAX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Class R4
Prospectus:
Trading Symbol	MRTHX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Class R5
Prospectus:
Trading Symbol	MRTBX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Class I
Prospectus:
Trading Symbol	MRTDX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Administrative Class
Prospectus:
Trading Symbol	MRTYX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Service Class
Prospectus:
Trading Symbol	MRTSX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Class R3
Prospectus:
Trading Symbol	MRTNX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Class A
Prospectus:
Trading Symbol	MRTAX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Class R3
Prospectus:
Trading Symbol	MMNRX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Class R4
Prospectus:
Trading Symbol	MMNZX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Class R5
Prospectus:
Trading Symbol	MMNTX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Class I
Prospectus:
Trading Symbol	MMNUX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Administrative Class
Prospectus:
Trading Symbol	MMIYX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Service Class
Prospectus:
Trading Symbol	MMISX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Class A
Prospectus:
Trading Symbol	MMSDX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Class R4
Prospectus:
Trading Symbol	MRYZX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Class R5
Prospectus:
Trading Symbol	MRYTX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Class I
Prospectus:
Trading Symbol	MRYUX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Administrative Class
Prospectus:
Trading Symbol	MRYYX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Service Class
Prospectus:
Trading Symbol	MRYSX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Class R3
Prospectus:
Trading Symbol	MRYNX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Class A
Prospectus:
Trading Symbol	MRYAX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Class R3
Prospectus:
Trading Symbol	MMXNX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Class R4
Prospectus:
Trading Symbol	MMXZX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Class R5
Prospectus:
Trading Symbol	MMXTX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Class I
Prospectus:
Trading Symbol	MMXUX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Administrative Class
Prospectus:
Trading Symbol	MMXYX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Service Class
Prospectus:
Trading Symbol	MMXSX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Class A
Prospectus:
Trading Symbol	MMXAX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Class R4
Prospectus:
Trading Symbol	MRFZX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Class R5
Prospectus:
Trading Symbol	MRFTX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Class I
Prospectus:
Trading Symbol	MRFUX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Administrative Class
Prospectus:
Trading Symbol	MRFYX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Service Class
Prospectus:
Trading Symbol	MFRSX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Class R3
Prospectus:
Trading Symbol	MFRNX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Class A
Prospectus:
Trading Symbol	MRFAX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Class R3
Prospectus:
Trading Symbol	MMKNX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Class R4
Prospectus:
Trading Symbol	MMKZX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Class R5
Prospectus:
Trading Symbol	MMKTX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Class I
Prospectus:
Trading Symbol	MMKUX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Administrative Class
Prospectus:
Trading Symbol	MMKYX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Service Class
Prospectus:
Trading Symbol	MMKSX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Class A
Prospectus:
Trading Symbol	MMKAX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Service Class
Prospectus:
Trading Symbol	MMTSX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Class R3
Prospectus:
Trading Symbol	MMRNX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Class R4
Prospectus:
Trading Symbol	MMRZX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Class R5
Prospectus:
Trading Symbol	MMRTX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Class I
Prospectus:
Trading Symbol	MMRUX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Class A
Prospectus:
Trading Symbol	MMARX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Administrative Class
Prospectus:
Trading Symbol	MMRYX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Class R3
Prospectus:
Trading Symbol	MMWTX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Class R4
Prospectus:
Trading Symbol	MMWEX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Class R5
Prospectus:
Trading Symbol	MMWUX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Class I
Prospectus:
Trading Symbol	MMWZX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Class A
Prospectus:
Trading Symbol	MMWAX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Administrative Class
Prospectus:
Trading Symbol	MMWYX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Service Class
Prospectus:
Trading Symbol	MMWSX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class R3
Prospectus:
Trading Symbol	MMWBX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class R4
Prospectus:
Trading Symbol	MMWCX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class A
Prospectus:
Trading Symbol	MMWDX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Administrative Class
Prospectus:
Trading Symbol	MMWFX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Service Class
Prospectus:
Trading Symbol	MMWGX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class R5
Prospectus:
Trading Symbol	MMWHX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class I
Prospectus:
Trading Symbol	MMWIX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M3
Prospectus:
Trading Symbol	MMBZX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M4
Prospectus:
Trading Symbol	MMBYX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M5
Prospectus:
Trading Symbol	MMBWX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class I
Prospectus:
Trading Symbol	MMBVX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M3
Prospectus:
Trading Symbol	MMFGX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M4
Prospectus:
Trading Symbol	MMFEX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M5
Prospectus:
Trading Symbol	MMFDX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I
Prospectus:
Trading Symbol	MMFBX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I
Prospectus:
Trading Symbol	MMXBX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M3
Prospectus:
Trading Symbol	MMXEX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M4
Prospectus:
Trading Symbol	MMXDX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M5
Prospectus:
Trading Symbol	MMXCX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M3
Prospectus:
Trading Symbol	MMFLX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M4
Prospectus:
Trading Symbol	MMFKX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M5
Prospectus:
Trading Symbol	MMFJX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I
Prospectus:
Trading Symbol	MMFHX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M3
Prospectus:
Trading Symbol	MMTVX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M4
Prospectus:
Trading Symbol	MMTUX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M5
Prospectus:
Trading Symbol	MMTTX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I
Prospectus:
Trading Symbol	MMTWX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M3
Prospectus:
Trading Symbol	MMTIX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M4
Prospectus:
Trading Symbol	MMTHX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M5
Prospectus:
Trading Symbol	MMTGX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I
Prospectus:
Trading Symbol	MMTFX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M3
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Trading Symbol	MMTQX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M4
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Trading Symbol	MMTPX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M5
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Trading Symbol	MMTOX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I
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Trading Symbol	MMTRX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M3
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Trading Symbol	MMTMX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M4
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Trading Symbol	MMTLX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M5
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Trading Symbol	MMTKX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I
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Trading Symbol	MMTJX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M3
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Trading Symbol	MMFRX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M4
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Trading Symbol	MMFQX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M5
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Trading Symbol	MMFPX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I
Prospectus:
Trading Symbol	MMFOX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M3
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Trading Symbol	MMFZX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M4
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Trading Symbol	MMFWX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M5
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Trading Symbol	MMFUX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I
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Trading Symbol	MMFTX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M3
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Trading Symbol	MMDHX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M4
Prospectus:
Trading Symbol	MMDGX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M5
Prospectus:
Trading Symbol	MMDFX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I
Prospectus:
Trading Symbol	MMDDX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M3
Prospectus:
Trading Symbol	MMDOX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M4
Prospectus:
Trading Symbol	MMDMX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M5
Prospectus:
Trading Symbol	MMDKX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I
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Trading Symbol	MMDJX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M3
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Trading Symbol	MMSVX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M4
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Trading Symbol	MMSGX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M5
Prospectus:
Trading Symbol	MMSOX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class I
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Trading Symbol	MMSKX
MM Select Equity Asset Fund | Class I
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Trading Symbol	MSEJX
MassMutual Select T. Rowe Price Bond Asset Fund | Class I
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Trading Symbol	MMBEX
MassMutual Select T. Rowe Price Emerging Markets Bond Fund | Class I
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Trading Symbol	MMEMX
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
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Trading Symbol	MMLRX
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund | Class I
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Trading Symbol	MMLDX
MassMutual Select T. Rowe Price Real Assets Fund | Class I
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Trading Symbol	MMRFX
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I
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Trading Symbol	MMBUX
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund | Class I
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Trading Symbol	MMUTX